TOTAL SALES (Tables)	12 Months Ended
Dec. 31, 2023
TOTAL SALES
Revenue from External Customers by Geographic Areas

	Year Ended December 31,
Primary geographical markets (€)	2023	2022	2021
Asia	17,841	17,936	16,009
France	11,999	10,637	12,251
United States	16,717	15,036	5,524
Others geographical areas	13,865	11,500	10,276
Total Net Sales	60,423	55,108	44,060

Disaggregation of Revenue

	Year Ended December 31,
Timing of revenue recognition	2023	2022	2021
Products transferred at a point in time	48,646	44,173	34,552
Products and services transferred over time	11,777	10,935	9,508
Total Net Sales	60,423	55,108	44,060